Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Bank Borrowings [Abstract]
Schedule of Bank Borrowings are Working Capital Loans from Banks	Bank borrowings are working capital loans from banks in China. Short-term bank borrowings as of December 31, 2023 consisted of the following:
Lender	Company	Rate	Issuance Date	Expiration Date		Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	1/31/2023	1/29/2024	*	5,000,000	704,235
Bank of China	Huadong	3.50%	3/10/2023	3/9/2024	*	10,000,000	1,408,471
Bank of Communications	Huadong	3.50%	11/3/2022	4/25/2024	*	5,000,000	704,235
Bank of Communications	Huadong	3.50%	1/19/2023	5/25/2024	*	4,000,000	563,389
Agricultural Bank of China	Huadong	3.15%	4/21/2023	4/19/2024	*	9,000,000	1,267,623
Industrial and Commercial Bank of China	Yada	3.45%	2/17/2023	2/16/2024	*	9,000,000	1,267,623
Agricultural Bank of China	Yada	3.50%	12/20/2023	12/19/2024		10,000,000	1,408,471
Total						52,000,000	7,324,047
*	These	loans were repaid subsequently.
Lender	Company	Rate	Issuance Date	Expiration Date		Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.55%	3/9/2022	1/19/2023		4,000,000	579,946
Agricultural Bank of China	Huadong	3.40%	12/8/2022	12/7/2023		9,000,000	1,304,877
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/17/2022	3/2/2023	*	5,000,000	724,932
Bank of China	Huadong	3.55%	3/9/2022	1/19/2023	*	5,000,000	724,932
Agricultural Bank of China	Yada	3.60%	12/8/2022	12/6/2023	*	10,000,000	1,449,864
Industrial and Commercial Bank of China	Yada	3.70%	2/18/2022	2/21/2023	*	9,000,000	1,304,877
Total						42,000,000	6,089,428

Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings	The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:
	December 31, 2023	December 31, 2022
	US$	US$
Buildings, net	3,495,192	2,777,379
Land use right, net	90,832	96,416
Total	3,586,024	2,873,795